Note 17 - Impairment of Non-current Assets - Disclosure of Impairment Loss In Respect of Each Operating Segment Or Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Impairment of non-current assets		$ 58,739
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Impairment of non-current assets		58,739
Mexico - La Encantada [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Impairment of non-current assets		6,302
Mexico - La Encantada [member] | Producing properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		22,602
Mexico - La Encantada [member] | Exploration properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		1,061
Mexico - La Encantada [member] | Property, plant and equipment other than mining interests [member]
Statement Line Items [Line Items]
Impairment of non-current assets		$ 28,774